Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
Note 5 – Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities were comprised of the following as of June 30, 2026 and December 31, 2025:

		June 30, 2026		December 31, 2025
Professional fees	$	574,757	$	35,365
Franchise taxes		38,559		6,218
Compensation		2,960		2,756
Accrued capital expenditures		25,851		—
Other		7,309		16,029

Total accrued expenses and other current liabilities	$	649,436	$	60,368

Note 5 – Accrued Expenses and Other Liabilities
Accrued expenses were comprised of the following as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Professional fees	$35,365	$97,514
Franchise taxes	6,218	9,425
Compensation	2,756	4,023
Other	16,029	11,709

Total	$60,368	$122,671